Share premium account (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
As of January 1,	€ 71,347,078	€ 64,877,415
Additions	0	6,469,663
As of December 31,	€ 71,347,078	€ 71,347,078